Earnings/(losses) Per Share (Summary of Earnings/(losses) Per Share, Basic) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Net (loss)/profit attributable to equity shareholders of the Company	¥ (2,846,156)	¥ 2,073,431	¥ 645,072
Weighted average number of ordinary shares in issue (thousands of shares)	10,819,622	10,823,814	10,823,814
Basic earnings/(losses) per share (RMB per share)	¥ (0.263)	¥ 0.192	¥ 0.06